COLUMBIA ACORN INTERNATIONAL SELECT

                        SUPPLEMENT DATED DECEMBER 7, 2005
     TO PROSPECTUS DATED MAY 1, 2005 OF COLUMBIA ACORN INTERNATIONAL SELECT

         Effective immediately, Chris Olson is the sole portfolio manager of Columbia Acorn International Select.